SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE PROPERTY, PLANT AND EQUIPMENT
Buildings and leasehold improvements	5 to 25 years or the estimated lease period, whichever is shorter
Drilling rigs, plant and equipment	1 to 15 years
Office equipment (furniture and fixtures) and tools	3 to 10 years
Vehicles and cranes	5 to 10 years